Segments	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]	Segments
Effective January 1, 2016, the Company is organized by vessel type into two operating segments through which the Company’s chief operating decision maker manages the Company’s business. The Kamsarmax and Ultramax Operations segments include the following:

•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000 dwt
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company has therefore chosen to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the nine months ended September 30, 2020 and 2019 (in thousands).

	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2020
Vessel revenue	$46,935	$66,744	$—	$113,679
Voyage expenses	1,730	2,787	—	4,517
Vessel operating cost	23,609	47,813	—	71,422
Charterhire expense	13,061	2,487	—	15,548
Vessel depreciation	13,614	25,499	—	39,113
General and administrative expenses	1,468	2,993	15,128	19,589
Loss / write-down on assets held for sale	28,992	7,615	—	36,607
Interest income	—	—	190	190
Income from equity investment	—	—	(105,858)	(105,858)
Foreign exchange loss	—	—	(243)	(243)
Financial expense, net	—	—	(27,352)	(27,352)
Segment loss	$(35,539)	$(22,450)	$(148,391)	$(206,380)

	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2019
Vessel revenue	$61,081	$103,234	$—	$164,315
Voyage expenses	408	438	—	846
Vessel operating cost	25,730	50,962	—	76,692
Charterhire expense	8,039	2,731	—	10,770
Vessel depreciation	13,695	27,108	—	40,803
General and administrative expenses	1,594	3,131	19,276	24,001
Loss / write down on assets held for sale	7,353	4,688	—	12,041
Interest income	—	—	1,227	1,227
Income from equity investment	—	—	70,227	70,227
Foreign exchange loss	—	—	(33)	(33)
Financial expense, net	—	—	(41,013)	(41,013)
Segment income	$4,262	$14,176	$11,132	$29,570
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	September 30, 2020	December 31, 2019
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	456,414	543,280
Ultramax	890,797	920,149
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	29,493	19,564
Other	52,011	182,566
Total identifiable assets	$1,428,715	$1,665,559